TAX SITUATION, Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Current tax expense	S/ 1,997,438	S/ 1,113,594	S/ 1,037,334
Deferred [Abstract]
Deferred tax expense	113,063	547,393	(1,147,311)
Total	2,110,501	1,660,987	(109,977)
In Peru [Member]
Current [Abstract]
Current tax expense	1,799,467	945,937	926,361
Deferred [Abstract]
Deferred tax expense	37,447	548,920	(927,130)
In Other Countries [Member]
Current [Abstract]
Current tax expense	197,971	167,657	110,973
Deferred [Abstract]
Deferred tax expense	S/ 75,616	S/ (1,527)	S/ (220,181)